Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Changes in Stockholders Equity
Net issuance costs	$ 17,965	$ 3,648